Shareholder Report, Line Graph (Details) - USD ($)							10 Months Ended		12 Months Ended				22 Months Ended		24 Months Ended			34 Months Ended		36 Months Ended			46 Months Ended		48 Months Ended			58 Months Ended		60 Months Ended			70 Months Ended		72 Months Ended			82 Months Ended		84 Months Ended			94 Months Ended		96 Months Ended			106 Months Ended		108 Months Ended	118 Months Ended	120 Months Ended
		Nov. 14, 2017	Nov. 12, 2017	Dec. 20, 2016	Dec. 21, 2015	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000017533
Account Value [Line Items]
Line Graph and Table Measure Name									GTCIX
Accumulated Value						$ 10,000						$ 9,656					$ 11,680					$ 10,419					$ 11,315					$ 10,059					$ 13,274					$ 10,899					$ 12,543			$ 15,777		$ 20,292
C000260453
Account Value [Line Items]
Line Graph and Table Measure Name	[1]								GTCLX
Accumulated Value						10,000						9,675					11,726					10,481					11,406					10,160					13,434					11,053					12,746			16,064		20,704
C000017534
Account Value [Line Items]
Line Graph and Table Measure Name									GTLOX
Accumulated Value						10,000						10,234					12,970					13,543					14,412					14,139					20,327					17,707					18,489			23,391		26,241
C000158301
Account Value [Line Items]
Line Graph and Table Measure Name	[2]								GTLIX
Accumulated Value						10,000						10,258					13,024					13,624					14,534					14,279					20,576					17,957					18,791			23,821		26,782
C000017535
Account Value [Line Items]
Line Graph and Table Measure Name									GTLLX
Accumulated Value						10,000						10,087					12,916					13,631					16,152					17,878					26,133					21,777					23,266			31,149		38,672
C000158302
Account Value [Line Items]
Line Graph and Table Measure Name	[3]								GTILX
Accumulated Value						10,000						10,109					12,968					13,712					16,281					18,054					26,445					22,084					23,642			31,713		39,462
C000195216
Account Value [Line Items]
Line Graph and Table Measure Name									GQSCX
Accumulated Value			$ 10,000								$ 10,285					$ 10,511					$ 9,736				$ 15,426					$ 14,969					$ 14,292					$ 19,215					$ 20,293
C000260455
Account Value [Line Items]
Line Graph and Table Measure Name	[4]								GQSIX
Accumulated Value		$ 10,000								$ 10,336					$ 10,584					$ 9,824						$ 15,596					$ 15,164					$ 14,507					$ 19,543					$ 20,676
C000195215
Account Value [Line Items]
Line Graph and Table Measure Name									GQLVX
Accumulated Value			10,000								9,931					10,659					9,573				14,040					13,550					13,352					16,890					18,335
C000164151
Account Value [Line Items]
Line Graph and Table Measure Name									RESGX
Accumulated Value					$ 10,000			$ 10,887						$ 13,764					$ 14,453					$ 15,434					$ 15,568					$ 22,777					$ 19,585					$ 20,044					$ 25,342		$ 27,715
C000176162
Account Value [Line Items]
Line Graph and Table Measure Name									GEQIX
Accumulated Value				$ 10,000			$ 11,177						$ 11,489					$ 13,177					$ 13,127					$ 17,869					$ 17,387					$ 17,283					$ 21,611					$ 22,803
C000035926
Account Value [Line Items]
Line Graph and Table Measure Name									GTAPX
Accumulated Value						10,000						10,062					11,360					11,087					10,607					9,857					11,534					12,533					13,226			14,355		16,145
C000211480
Account Value [Line Items]
Line Graph and Table Measure Name	[5]								GTLSX
Accumulated Value						10,000						9,972					11,159					10,791					10,240					9,545					11,192					12,184					12,882			14,008		15,776
C000017538
Account Value [Line Items]
Line Graph and Table Measure Name									GTCSX
Accumulated Value						10,000						9,957					12,729					12,656					12,326					12,124					19,369					18,092					17,543			22,504		21,720
C000017539
Account Value [Line Items]
Line Graph and Table Measure Name									GTSCX
Accumulated Value						10,000						9,975					12,778					12,732					12,429					12,250					19,604					18,352					17,825			22,920		22,163
C000164152
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]								GWILX
Accumulated Value					10,000			10,773						13,370					13,819					15,167					14,840					21,361					18,553					19,321					25,319		27,581
C000017540
Account Value [Line Items]
Line Graph and Table Measure Name									GTCEX
Accumulated Value						10,000						10,522					13,450					14,142					16,194					16,164					23,044					19,830					21,809			27,993		31,874
C000035927
Account Value [Line Items]
Line Graph and Table Measure Name									GTTMX
Accumulated Value						10,000						10,037					12,966					13,356					13,905					12,679					21,094					19,457					18,776			23,400		27,343
C000118430
Account Value [Line Items]
Line Graph and Table Measure Name									NOVIX
Accumulated Value						10,000						9,853					10,931					10,847					11,776					11,650					14,166					12,274					13,838			16,785		20,145
C000260454
Account Value [Line Items]
Line Graph and Table Measure Name	[8]								NOVLX
Accumulated Value						10,000						9,873					10,974					10,912					11,870					11,767					14,336					12,447					14,060			17,089		20,543
C000090298
Account Value [Line Items]
Line Graph and Table Measure Name									GTSOX
Accumulated Value						10,000						10,508					11,300					11,617					12,597					12,156					15,448					13,703					15,253			17,661		19,314
C000173616
Account Value [Line Items]
Line Graph and Table Measure Name	[9]								GLSOX
Accumulated Value						10,000						10,529					11,340					11,677					12,697					12,277					15,635					13,891					15,488			17,983		19,691
GLENMEDE INDEX: MSCI World ex USA Net Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Excluding United States Index
Accumulated Value						10,000						9,773					11,995					11,183					12,423					11,579					15,701					12,241					13,778			17,063		21,087
GLENMEDE INDEX: MSCI World ex USA Net Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Excluding United States Index
Accumulated Value						10,000						9,773					11,995					11,183					12,423					11,579					15,701					12,241					13,778			17,063		21,087
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,426					12,893					13,793					15,745					17,456					25,051					20,948					22,935			31,666		38,358
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,426					12,893					13,793					15,745					17,456					25,051					20,948					22,935			31,666		38,358
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,426					12,893					13,793					15,745					17,456					25,051					20,948					22,935			31,666		38,358
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,426					12,893					13,793					15,745					17,456					25,051					20,948					22,935			31,666		38,358
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000								10,696					12,228					13,415				19,172					16,371					18,031					24,886					30,225
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000								10,708					12,242					13,431						19,194					16,390					18,052					24,915					30,260
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000								10,665					12,174					13,497				19,370					16,197					17,733					24,484					29,659
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000			10,709						13,244					14,168					16,173					17,930					25,732					21,518					23,558					32,527		39,402
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000			11,532						12,380					14,153					15,528					22,191					18,949					20,871					28,805					34,984
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,424					12,924					13,776					15,635					17,221					24,782					20,688					22,422			30,910		37,343
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,424					12,924					13,776					15,635					17,221					24,782					20,688					22,422			30,910		37,343
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,451					12,921					13,870					15,857					17,397					24,862					21,230					23,383			32,272		39,196
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,451					12,921					13,870					15,857					17,397					24,862					21,230					23,383			32,272		39,196
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000			10,708						13,276					14,152					16,061					17,691					25,457					21,252					23,033					31,752		38,361
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,451					12,921					13,870					15,857					17,397					24,862					21,230					23,383			32,272		39,196
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,424					12,924					13,776					15,635					17,221					24,782					20,688					22,422			30,910		37,343
GLENMEDE INDEX: MSCI ALL COUNTRY WORLD INDEX NET
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index Net
Accumulated Value						10,000						10,205					12,573					12,508					14,082					14,771					20,277					16,230					17,935			23,816		29,208
GLENMEDE INDEX: MSCI ALL COUNTRY WORLD INDEX NET
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index Net
Accumulated Value						10,000						10,205					12,573					12,508					14,082					14,771					20,277					16,230					17,935			23,816		29,208
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,451					12,921					13,870					15,857					17,397					24,862					21,230					23,383			32,272		39,196
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,451					12,921					13,870					15,857					17,397					24,862					21,230					23,383			32,272		39,196
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value						10,000						10,228					13,267					14,688					17,200					22,226					31,830					24,001					28,549			41,044		53,572
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value						10,000						10,228					13,267					14,688					17,200					22,226					31,830					24,001					28,549			41,044		53,572
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000								10,372					10,880					10,865				16,385					13,347					12,204					16,363					18,721
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000								$ 10,398					$ 10,908					$ 10,893						$ 16,427					$ 13,381					$ 12,235					$ 16,404					$ 18,768
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			$ 10,000								$ 10,310					$ 11,466					$ 10,598				$ 15,236					$ 14,170					$ 14,189					$ 18,584					$ 20,655
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				$ 10,000			$ 10,736						$ 11,062					$ 12,302					$ 11,371					$ 16,347					$ 15,203					$ 15,224					$ 19,940					$ 22,162
GLENMEDE INDEX: BLOOMBERG U.S. TREASURY BELLWETHER 3- MONTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Treasury Bellwether 3-Month Index
Accumulated Value						10,000						10,032					10,106					10,276					10,526					10,623					10,628					10,713					11,243			11,853		12,374
70% Bloomberg U.S. Treasury Bellwether 3-Month Index / 30% Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	[10]								Blended Index
Accumulated Value						10,000						10,160					10,898					11,257					11,928					12,436					13,917					13,325					14,150			16,199		17,702
GLENMEDE INDEX: BLOOMBERG U.S. TREASURY BELLWETHER 3- MONTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Treasury Bellwether 3-Month Index
Accumulated Value						10,000						10,032					10,106					10,276					10,526					10,623					10,628					10,713					11,243			11,853		12,374
70% Bloomberg U.S. Treasury Bellwether 3-Month Index / 30% Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	[11]								Blended Index
Accumulated Value						10,000						10,160					10,898					11,257					11,928					12,436					13,917					13,325					14,150			16,199		17,702
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,411					13,311					13,557					14,222					14,203					21,418					17,447					15,953			21,388		24,471
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000						10,881					13,581					13,500					13,935					11,995					19,708					17,594					15,847			20,881		22,943
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000						10,411					13,311					13,557					14,222					14,203					21,418					17,447					15,953			21,388		24,471
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000						10,881					13,581					13,500					13,935					11,995					19,708					17,594					15,847			20,881		22,943
GLENMEDE INDEX: RUSSELL 2500 INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000			10,756						13,410					13,786					15,005					15,323					22,897					18,872					17,999					23,953		26,813
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000			$ 10,709						$ 13,244					$ 14,168					$ 16,173					$ 17,930					$ 25,732					$ 21,518					$ 23,558					$ 32,527		$ 39,402
GLENMEDE INDEX: DOW JONES INDUSTRIAL AVERAGE INDEX TR
Account Value [Line Items]
Line Graph and Table Measure Name									Dow Jones Industrial Average Index
Accumulated Value						10,000						10,549					13,932					15,306					16,885					16,943					23,336					21,762					22,451			28,929		33,512
40 PWT/10 PUTR/40 PXEA/10 PXEF
Account Value [Line Items]
Line Graph and Table Measure Name	[12]								Blended PutWrite Index
Accumulated Value						10,000						10,377					11,536					11,226					11,538					10,230					12,957					11,755					12,568			14,305		16,010
40 PWT/10 PUTR/40 PXEA/10 PXEF
Account Value [Line Items]
Line Graph and Table Measure Name	[13]								Blended PutWrite Index
Accumulated Value						10,000						10,377					11,536					11,226					11,538					10,230					12,957					11,755					12,568			14,305		16,010
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Put-Write Index
Accumulated Value						10,000						10,461					11,695					11,894					12,425					11,633					15,396					14,219					15,899			18,753		20,845
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name									CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Put-Write Index
Accumulated Value						$ 10,000						$ 10,461					$ 11,695					$ 11,894					$ 12,425					$ 11,633					$ 15,396					$ 14,219					$ 15,899			$ 18,753		$ 20,845

[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
[2]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on December 30, 2015 is based on the performance of Advisor Class shares. For the period beginning December 30, 2015, the actual performance of Institutional Class shares is reflected.
[3]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 5, 2015 is based on the performance of Advisor Class shares. For the period beginning November 5, 2015, the actual performance of Institutional Class shares is reflected.
[4]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
[5]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on September 13, 2019 is based on the performance of Advisor Class shares. For the period beginning September 13, 2019, the actual performance of Institutional Class shares is reflected.
[6]	Effective September 2, 2025, the Portfolio changed its primary broad-based benchmark from the Russell 1000 Index to the Russell 3000 Index and added the Russell 2500 Index as a secondary performance benchmark in connection with certain changes to the Portfolio's principal investment strategies.
[7]	The Portfolio's returns for the period between December 22, 2015 and September 1, 2025, are the returns of the Portfolio when it followed different investment strategies and process under the name Glenmede Women in Leadership U.S. Equity Portfolio.
[8]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
[9]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 9, 2016 is based on the performance of Advisor Class shares. For the period beginning November 9, 2016, the actual performance of Institutional Class shares is reflected.
[10]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
[11]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
[12]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
[13]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.